Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Shares Outstanding Preferred	Shares Outstanding Preferred A-1	Shares Outstanding Preferred B	Shares Outstanding Preferred B-2	Shares Outstanding Preferred C	Shares Outstanding Preferred B-1	Common Shares Par	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interest	Total
Balance at Dec. 31, 2021							$ 22	$ (201,605)	$ 77,735,165	$ (67,352,809)		$ 10,180,773
Balance (in Shares) at Dec. 31, 2021							22,220
Stock option and warrant compensation									1,413,904			1,413,904
Issuance of shares for vested restricted stock units							$ 4		1,209,902			1,209,906
Issuance of shares for vested restricted stock units (in Shares)							463
Issuance of shares for services							$ 5		507,553			507,558
Issuance of shares for services (in Shares)							3,707
Exercise of warrants, modification of warrants, and issuance of warrants							$ 5		1,203,764			1,203,769
Exercise of warrants, modification of warrants, and issuance of warrants (in Shares)							4,486
Sale of Series B Preferred shares to related party									20,000			20,000
Sale of Series B Preferred shares to related party (in Shares)			1
Redemption of Series B Preferred shares to related party									(20,000)			(20,000)
Redemption of Series B Preferred shares to related party (in Shares)			(1)
Shares issued as inducement on loans, net of issuance costs							$ 2		146,520			146,522
Shares issued as inducement on loans, net of issuance costs (in Shares)							1,195
Warrants issued for cash, net of issuance costs									878,622			878,622
Exercise of warrants							$ 45		(45)
Exercise of warrants (in Shares)							44,173
Issuance of shares for debt issuance costs							$ 1		96,029			96,030
Issuance of shares for debt issuance costs (in Shares)							262
Issuance of warrants for offering, net of issuance costs							$ 31		17,232,276			17,232,307
Issuance of warrants for offering, net of issuance costs (in Shares)							30,609
Issuance costs related to exercise of warrants, modification of warrants, and issuance of warrants									(94,195)			(94,195)
Issuance of shares for settlement of AP							$ 1		79,999			80,000
Issuance of shares for settlement of AP (in Shares)							231
Modification of warrants									37,677	(37,677)
Series A-1 Preferred shares issued for exchange agreement
Rounding from reverse stock split							$ (8)		(5)			(13)
Rounding from reverse stock split (in Shares)							301
Net loss										(27,649,876)		(27,649,876)
Balance at Dec. 31, 2022							$ 108	(201,605)	100,448,166	(95,040,362)		5,206,307
Balance (in Shares) at Dec. 31, 2022							107,647
Stock option compensation									59,964			59,964
Restricted stock unit compensation									111,187			111,187
Issuance of restricted stock units for compensation							$ 1		(1)
Issuance of restricted stock units for compensation (in Shares)							44
Sale of common stock							$ 9		507,007			507,016
Sale of common stock (in Shares)							8,463
Issuance of shares for services							$ 5		168,295			168,300
Issuance of shares for services (in Shares)							4,675
Net loss										(5,984,706)		(5,984,706)
Balance at Mar. 31, 2023							$ 123	(201,605)	101,294,618	(101,025,068)		68,068
Balance (in Shares) at Mar. 31, 2023							120,829
Balance at Dec. 31, 2022							$ 108	(201,605)	100,448,166	(95,040,362)		5,206,307
Balance (in Shares) at Dec. 31, 2022							107,647
Stock option compensation									589,014			609,014
Restricted stock unit compensation									308,479			308,479
Issuance of restricted stock units for compensation							$ 2		(2)
Issuance of restricted stock units for compensation (in Shares)							157
Sale of common stock							$ 9		507,007			507,016
Sale of common stock (in Shares)							8,463
Issuance of shares for services							$ 75		484,450			484,525
Issuance of shares for services (in Shares)							74,675
Issuance of shares of Pearsanta Common Stock for IP									10,000			10,000
Warrants issued for cash, net of issuance costs									1,581,467			1,581,467
Exercise of warrants							$ 1,057		(57)			1,000
Exercise of warrants (in Shares)							1,055,374
Sale of Series C Preferred shares to related party									1,000			1,000
Sale of Series C Preferred shares to related party (in Shares)					1
Issuance of shares for debt issuance costs							$ 32		354,806			354,838
Issuance of shares for debt issuance costs (in Shares)							31,251
Issuance of warrants for offering, net of issuance costs									14,411,028			14,411,028
Modification of warrants									319,871	(319,871)
Redemption of Series C Preferred shares to related party									(1,000)			(1,000)
Redemption of Series C Preferred shares to related party (in Shares)					(1)
Series A-1 Preferred shares issued for exchange agreement		$ 22							22,277,211			22,277,233
Series A-1 Preferred shares issued for exchange agreement (in Shares)		22,280
Note exchange agreement				$ 3					2,686,306			2,686,309
Note exchange agreement (in Shares)				2,625
Rounding from reverse stock split							$ 36		(36)
Rounding from reverse stock split (in Shares)							41,351
Net loss										(32,380,839)	(9,608)	(32,390,447)
Balance at Dec. 31, 2023		$ 22		$ 3			$ 1,319	(201,605)	143,997,710	(127,741,072)	(9,608)	16,046,769
Balance (in Shares) at Dec. 31, 2023		22,280		2,625			1,318,918
Stock option compensation									24,573			24,573
MDNA asset purchase							$ 50		1,008,619			1,008,669
MDNA asset purchase (in Shares)							50,000
Brain asset purchase						$ 6			5,970,437			5,970,443
Brain asset purchase (in Shares)						6,000
Issuance of shares for settlement of AP							$ 296		1,599,704			1,600,000
Issuance of shares for settlement of AP (in Shares)							296,296
Net loss										(14,729,727)	(138,967)	(14,868,694)
Balance at Mar. 31, 2024		$ 22		$ 3		$ 6	$ 1,665	$ (201,605)	$ 152,601,043	$ (142,470,799)	$ (148,575)	$ 9,781,760
Balance (in Shares) at Mar. 31, 2024		22,280		2,625		6,000	1,665,214